Related Party Transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

Nature of relationship with related parties

The following is a list of related parties, with which the Group has transactions:

No.	Name of Related Parties	Relationship
1	Mr. Chao Gao	Principal Shareholder of the Group, Chairman of the Board, and Chief Executive Officer
2	Mr. Jimin An	Director and Chief Executive Officer of subsidiaries
3	Mr. Ziqian Guan	Director
4	Mr. Yuanchi Guo	Director
5	Mr. Linfang Dong	Principal Shareholder of Scage Xinjiang
6	Nanjing Feiqizhi Logistics Technology Co., Ltd.	Shared the same Supervisor with Scage International
7	Mr. Qiang Fu	Supervisor of subsidiaries
8	Ms. Min Wu	Director of Scage Nanjing
9	Mr. Jianhua Xia	Minority Shareholder of Scage Hunan
10	Finnovate Sponsor L.P.	Sponsor of Finnovate

Related parties transaction

Significant transactions with related parties during the years ended June 30, 2025, 2024 and 2023 were as follows:

		For the years ended June 30,
Related parties	Nature	2025	2024	2023
Mr. Chao Gao	Proceeds of loans from a related party	$2,653,042	$-	$632,766
	Repayments of loan borrowed from a related party	666,255	454,645	-
Mr. Jimin An	Expenses paid on behalf of the Group by a related party	166,018	73,892	27,405
	Reimbursement to a related party for expenses paid on behalf of the Group	85,292	63,308	-
	Proceeds of loans borrowed from a related party	1,427,027	130,107	-
	Repayments of loan borrowed from a related party	1,303,661	96,888	-
	Collection of loan previously lent to a related party	-	242,530	-
Mr. Ziqian Guan	Advance to a related party for daily operation	23,564	54,209	-
	Expenses paid on behalf of the Group by a related party	116,661	180,324	44,290
	Reimbursement to a related party for expenses paid on behalf of the Group	103,429	109,805	-
Nanjing Feiqizhi Logistics Technology Co., Ltd.	Payment for purchases to a related party	-	262,983	-
	Collection of rent from a related party	14,139	16,886	-
	Rent to a related party	-	-	16,290
	Purchase from a related party	-	262,983	1,782
Mr. Yuanchi Guo	Expenses paid on behalf of the Group by a related party	-	11,855	-
Mr. Linfang Dong	Repayments of the loan from a related party	-	-	11,505
Scage Future	Advance to related parties for daily operation before Business Combination	-	39,489	-

Related parties balance

Amounts due from related parties as of June 30, 2025 and 2024 were as follows:

		As of June 30,
Related parties	Nature	2025	2024
Due from Scage Future before Business Combination	Advances	$-	$39,489
Nanjing Feiqizhi Logistics Technology Co., Ltd.	Lease income receivables	-	14,036
Mr. Yuanchi Guo	Advances	11,387	-
Gross amount		11,387	53,525
Less: Provision for doubtful accounts		-	(14,036)
Total amount due from related parties		$11,387	$39,489

Reversal of provisions for amount due from related parties of US$14,138 was recorded for the years ended June 30, 2025, and provisions for amount due from related parties of US$11,792 and US$2,417 were recorded for the years ended June 30, 2024 and 2023, respectively.

Amounts due to related parties as of June 30, 2025 and 2024 were as follows:

		As of June 30,
Related parties	Nature	2025	2024
Amounts due to related parties, current
Finnovate Sponsor L.P.	Payments for daily operations	$1,269,819	$-
Mr. Chao Gao (1)	Loan and interest payable	398,061	181,715
Mr. Jimin An	Loan and interest payable	209,651	43,548
Mr. Jianhua Xia	Payments for daily operations	2,513	-
Mr. Qiang fu	Payments for daily operations	2,356	872
Nanjing Feiqizhi Logistics Technology Co., Ltd.	Payables for raw materials	1,729	1,705
Mr. Yuanchi Guo	Payments for daily operations	-	789
Mr. Ziqian Guan	Payments for daily operations	-	10,258
Total amount due to related parties, current		$1,884,129	$238,887

Amounts due to a related party, non-current
Mr. Chao Gao(2)	Loan and interest payable	$2,019,233	$-
Total amount due to related parties, non-current		$2,019,233	$-
(1)	On March 15, 2020, Mr. Chao Gao signed a loan agreement with Scage International Group and lent US$15,137 (RMB110,000, “First Loan”) to Scage International Group for daily operations, with interest at a rate of 4% per annum. The loan has been fully repaid by Scage International Group on November 20, 2023. On January 4, 2023, Mr. Chao Gao signed a loan agreement with Scage International Group and agreed to lend US$605,460 (RMB4,400,000, “Second Loan”) to Scage International Group for daily operations, with interest at a rate of 4% per annum. The remaining interest-free loans that Scage International Group borrowed from Mr. Chao Gao are unsecured and due on demand of Mr. Chao Gao. US$1,122,909 of the balance has been repaid by Scage International Group as of June 30, 2025 and the amounts due to Mr. Chao Gao was US$398,061 as of June 30, 2025.

(2)	On July 15, 2024, Scage International entered into separate loan agreements (collectively, the “Original Loan Agreements”) with two creditors for principal amounts of US$1,300,000 and US$700,000, respectively. The loans had a maturity period of two years and bore an annual interest rate of 1%. On June 20, 2025, Scage International, the two original creditors, and Mr. Chao Gao executed an Assignment of Debt and Claims Agreement (the “Assignment Agreement”). Pursuant to the Assignment Agreement, the two original creditors assigned all of their rights and claims under the Original Loan Agreements to Mr. Chao Gao. Following the assignment, Mr. Chao Gao became the sole creditor with respect to the original principal amount of US$2,000,000. Scage International is now obligated to perform all corresponding payment obligations to Mr. Chao Gao. For the year ended June 30, 2025, the interest expense incurred on these loans was US$19,233.